BUSINESS ACQUISITION - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 43,631	$ 6,687	¥ 331
Tianjin Puxin [Member]
Business Acquisition [Line Items]
Other current assets	123
Intangible assets	13,700
Goodwill	43,300
Deferred revenue	(11,700)
Other current liabilities	(457)
Deferred tax liabilities	(7,567)
Total	37,399
Tianjin Puxin [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets	¥ 1,300
Intangible assets - Amortization period	3 years
Tianjin Puxin [Member] | Student Base [Member]
Business Acquisition [Line Items]
Intangible assets	¥ 12,400
Intangible assets - Amortization period	2 years